COMMON STOCK AND STOCK INCENTIVE PLANS (Stock Award and Stock Option Activity - Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Stock-based awards
Weighted average remaining contractual life of options expected to vest	3 years 26 days
Restricted Stock [Member]
Stock-based awards
Ratio for grant of stock awards that is deducted from the shares available for grant	1
Stock awards vested	400,000	600,000	500,000
Fair value of restricted stock awards vested | $	$ 1,300	$ 1,900	$ 1,900
Stock awards granted	400,000	800,000	700,000
Equity Incentive Plan 2006 [Member]
Stock-based awards
Number of ordinary shares available for issuance pursuant to future grants	1,022,114	879,021	1,355,278